Account Receivables, Net	12 Months Ended
Dec. 31, 2025
Account Receivables, Net [Abstract]
ACCOUNT RECEIVABLES, NET

4. ACCOUNT RECEIVABLES, NET

	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Account receivables, gross	$1,152,951	$1,154,703
Allowance for expected credit loss	(46,998)	(55,076)
Reversal of expected credit loss	-	84,503
Account receivables, net	$1,105,953	$1,184,130